February 5, 2001



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:               The Gabelli Money Market Funds
                  The Gabelli U.S. Treasury Money Market Fund (the "Fund") FILE NOS. 33-48220/811-6687

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the Fund's Statement of Additional Information which does not differ from that contained in Post-Effective Amendment No. 12 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on January 31, 2001 (Accession # 0000935069-01-000044).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0531. Please acknowledge receipt of this transmission via private mailbox at FIRSTDATAIN1@EDGAR.WANMAIL.NET.

                                                     Very truly yours,


                                                     /s/ JOLENE M. OLSON
                                                     Jolene M. Olson
                                                     Regulatory Administrator

cc:      B. Alpert
         J. McKee
         D. Schloendorn
         L. Dowd